Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2020
Franklin Emerging Market Core Equity (IU) Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Air Freight & Logistics 0.4%
Hyundai Glovis Co. Ltd. ................................. South Korea 3,980 $ 590,511
Automobiles 0.9%
a
BAIC Motor Corp. Ltd., H, 144A, Reg S ..................... China 379,000 140,165
Brilliance China Automotive Holdings Ltd. ................... China 670,000 578,348
Hero MotoCorp Ltd. ................................... India 9,513 356,772
Kia Motors Corp. ...................................... South Korea 5,353 239,681
1,314,966
Banks 7.6%
Bank of China Ltd., H .................................. China 4,766,000 1,505,385
Bank of Communications Co. Ltd., H ....................... China 1,073,000 527,894
BDO Unibank , Inc. .................................... Philippines 112,390 205,169
BNK Financial Group, Inc. ............................... South Korea 59,921 292,232
China Construction Bank Corp., H ......................... China 3,324,000 2,290,598
China Minsheng Banking Corp. Ltd., A ...................... China 463,700 366,179
China Minsheng Banking Corp. Ltd., H ..................... China 1,293,500 707,913
Chongqing Rural Commercial Bank Co. Ltd., H ............... China 524,000 209,235
Hana Financial Group, Inc. .............................. South Korea 62,405 1,682,926
Kasikornbank PCL .................................... Thailand 97,000 236,818
KB Financial Group, Inc. ................................ South Korea 20,111 718,177
Masraf Al Rayan QSC .................................. Qatar 976,535 1,150,893
a
Moneta Money Bank A/S, 144A, Reg S ..................... Czech Republic 80,496 182,721
Shinhan Financial Group Co. Ltd. ......................... South Korea 23,491 636,310
10,712,450
Biotechnology 0.7%
Hualan Biological Engineering, Inc., A ...................... China 24,040 184,353
Seegene , Inc. ........................................ South Korea 3,315 757,915
942,268
Building Products 0.2%
China Lesso Group Holdings Ltd. ......................... China 178,000 288,576
Capital Markets 1.6%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 142,600 1,268,865
a
HDFC Asset Management Co. Ltd., 144A, Reg S ............. India 11,073 334,031
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 7,094 143,703
a
Huatai Securities Co. Ltd., H, 144A, Reg S .................. China 200,800 325,215
b
Noah Holdings Ltd., ADR ............................... China 7,200 189,576
2,261,390
Chemicals 0.7%
Advanced Petrochemical Co. ............................ Saudi Arabia 42,319 652,549
a
PhosAgro PJSC, GDR, Reg S ............................ Russia 29,583 340,869
993,418
Commercial Services & Supplies 1.6%
a
A-Living Services Co. Ltd., H, 144A, Reg S .................. China 27,619 116,311
Country Garden Services Holdings Co. Ltd. .................. China 299,000 1,883,001
S-1 Corp. ........................................... South Korea 3,710 266,195
2,265,507
Communications Equipment 0.4%
Accton Technology Corp. ................................ Taiwan 38,000 276,028
BYD Electronic International Co. Ltd. ....................... China 58,000 249,952
525,980

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering 0.2%
Daelim Industrial Co. Ltd. ............................... South Korea 3,752 $ 258,890
Construction Materials 2.2%
Anhui Conch Cement Co. Ltd., A .......................... China 52,782 402,390
Anhui Conch Cement Co. Ltd., H .......................... China 272,500 1,704,610
China National Building Material Co. Ltd., H ................. China 192,000 221,003
China Resources Cement Holdings Ltd. .................... China 534,000 699,231
3,027,234
Consumer Finance 0.6%
Krungthai Card PCL ................................... Thailand 171,700 217,428
Muangthai Capital PCL ................................. Thailand 142,200 249,521
Samsung Card Co. Ltd. ................................. South Korea 6,171 159,888
Srisawad Corp. PCL ................................... Thailand 162,500 257,866
884,703
Diversified Consumer Services 0.4%
a
China Yuhua Education Corp. Ltd., 144A, Reg S .............. China 164,000 129,729
b
GSX Techedu , Inc., ADR ................................ China 7,300 484,866
614,595
Diversified Financial Services 0.2%
REC Ltd. ............................................ India 156,978 216,444
Diversified Telecommunication Services 1.5%
China Telecom Corp. Ltd., H ............................. China 2,804,000 880,197
China Unicom Hong Kong Ltd. ........................... China 1,324,000 816,095
LG Uplus Corp. ....................................... South Korea 45,762 447,249
2,143,541
Electric Utilities 0.5%
Enel Americas SA ..................................... Chile 1,508,903 200,183
Inter RAO UES PJSC .................................. Russia 8,032,000 515,142
715,325
Electrical Equipment 0.8%
WEG SA ............................................ Brazil 80,500 1,063,989
Electronic Equipment, Instruments & Components 2.3%
Delta Electronics, Inc. .................................. Taiwan 146,000 971,213
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 482,000 1,306,995
LG Innotek Co. Ltd. .................................... South Korea 3,037 411,035
Synnex Technology International Corp. ..................... Taiwan 297,000 441,314
Zhen Ding Technology Holding Ltd. ........................ Taiwan 31,000 131,358
3,261,915
Entertainment 2.7%
b
CD Projekt SA ........................................ Poland 8,668 736,095
NCSoft Corp. ........................................ South Korea 1,343 921,228
NetEase , Inc., ADR .................................... China 21,900 1,900,701
b
Pearl Abyss Corp. ..................................... South Korea 887 157,488
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd., A ......................................... China 27,900 123,819
3,839,331
Food & Staples Retailing 1.6%
Abdullah Al Othaim Markets Co. .......................... Saudi Arabia 12,751 443,219
BGF retail Co. Ltd. .................................... South Korea 1,663 172,647
BIM Birlesik Magazalar A/S .............................. Turkey 62,174 491,653
Clicks Group Ltd. ..................................... South Africa 32,416 469,963

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Shoprite Holdings Ltd. .................................. South Africa 62,834 $ 497,698
Sun Art Retail Group Ltd. ............................... China 127,000 137,596
2,212,776
Food Products 3.4%
a
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 241,500 149,938
Foshan Haitian Flavouring & Food Co. Ltd., A ................ China 35,600 852,992
Grupo Bimbo SAB de CV, A .............................. Mexico 339,000 655,064
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 36,500 273,154
Indofood Sukses Makmur Tbk . PT ......................... Indonesia 575,100 272,430
JBS SA ............................................. United States 38,500 130,521
Nestle India Ltd. ...................................... India 5,062 1,164,622
Tingyi Cayman Islands Holding Corp. ...................... China 260,000 475,777
Wens Foodstuffs Group Co. Ltd., A ........................ China 84,140 238,977
b
Yihai International Holding Ltd. ........................... China 46,000 611,063
4,824,538
Gas Utilities 1.5%
ENN Energy Holdings Ltd. ............................... China 14,900 188,575
GAIL India Ltd. ....................................... India 351,637 399,438
Indraprastha Gas Ltd. .................................. India 47,386 255,771
Kunlun Energy Co. Ltd. ................................. China 850,000 550,289
Petronas Gas Bhd. .................................... Malaysia 172,500 654,624
2,048,697
Health Care Equipment & Supplies 2.5%
Hartalega Holdings Bhd. ................................ Malaysia 184,200 799,319
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 13,300 770,746
b
Supermax Corp. Bhd. .................................. Malaysia 234,900 536,362
Top Glove Corp. Bhd. .................................. Malaysia 656,600 1,354,741
3,461,168
Hotels, Restaurants & Leisure 0.5%
Yum China Holdings, Inc. ............................... China 12,500 665,375
Household Durables 1.9%
b
Coway Co. Ltd. ....................................... South Korea 10,103 617,609
LG Electronics, Inc. .................................... South Korea 22,952 1,703,417
Nien Made Enterprise Co. Ltd. ........................... Taiwan 35,000 394,519
2,715,545
Household Products 2.8%
Hindustan Unilever Ltd. ................................. India 95,016 2,640,913
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 268,100 398,499
Unilever Indonesia Tbk . PT .............................. Indonesia 1,644,200 872,555
3,911,967
Independent Power and Renewable Electricity Producers 0.3%
China Resources Power Holdings Co. Ltd. .................. China 416,000 432,978
Industrial Conglomerates 0.2%
CJ Corp. ............................................ South Korea 3,474 233,187
Insurance 2.9%
BB Seguridade Participacoes SA .......................... Brazil 149,700 617,879
b
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 12,949 394,146
DB Insurance Co. Ltd. .................................. South Korea 6,412 250,270
Fubon Financial Holding Co. Ltd. .......................... Taiwan 756,000 1,076,757
People's Insurance Co. Group of China Ltd. (The), H ........... China 1,793,000 533,518
PICC Property & Casualty Co. Ltd., H ...................... China 836,000 567,401

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Porto Seguro SA ...................................... Brazil 20,700 $ 171,093
Sul America SA ....................................... Brazil 62,200 433,553
4,044,617
Interactive Media & Services 6.4%
Momo , Inc., ADR ...................................... China 30,100 451,500
Tencent Holdings Ltd. .................................. China 111,900 8,549,738
9,001,238
Internet & Direct Marketing Retail 10.2%
b
Alibaba Group Holding Ltd., ADR ......................... China 35,500 10,816,495
b
JD.com, Inc., ADR ..................................... China 10,900 888,568
a,b
Meituan Dianping , B, Reg S ............................. China 31,200 1,163,103
b
Pinduoduo , Inc., ADR .................................. China 3,700 332,926
b
Vipshop Holdings Ltd., ADR ............................. China 53,400 1,142,760
14,343,852
IT Services 4.1%
HCL Technologies Ltd. ................................. India 84,041 950,510
Infosys Ltd. .......................................... India 140,986 2,007,938
Tata Consultancy Services Ltd. ........................... India 78,147 2,799,738
5,758,186
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. ............................. Taiwan 26,000 256,801
Life Sciences Tools & Services 0.5%
Divi's Laboratories Ltd. ................................. India 17,001 716,191
Machinery 1.1%
Haitian International Holdings Ltd. ......................... China 139,000 344,517
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 17,188 194,794
Sany Heavy Industry Co. Ltd., A .......................... China 111,300 433,016
Shenzhen Inovance Technology Co. Ltd., A .................. China 22,800 219,428
Sinotruk Hong Kong Ltd. ................................ China 152,000 388,791
1,580,546
Media 0.2%
Megacable Holdings SAB de CV .......................... Mexico 65,300 207,143
Metals & Mining 3.3%
China Hongqiao Group Ltd. .............................. China 379,500 274,582
Impala Platinum Holdings Ltd. ............................ South Africa 38,081 338,912
Kumba Iron Ore Ltd. ................................... South Africa 13,954 414,259
MMC Norilsk Nickel PJSC ............................... Russia 4,541 1,080,791
Polymetal International plc .............................. Russia 11,019 232,428
Polyus PJSC ......................................... Russia 6,064 1,186,570
Severstal PAO ....................................... Russia 45,594 624,468
Sibanye Stillwater Ltd. .................................. South Africa 120,642 355,717
Vale SA ............................................. Brazil 13,800 145,644
4,653,371
Oil, Gas & Consumable Fuels 3.2%
China Shenhua Energy Co. Ltd., A ........................ China 72,500 180,711
China Shenhua Energy Co. Ltd., H ........................ China 752,500 1,303,804
CNOOC Ltd. ......................................... China 848,000 775,878
Ecopetrol SA ......................................... Colombia 280,718 129,902
Oil & Natural Gas Corp. Ltd. ............................. India 551,214 479,731
Polskie Gornictwo Naftowe i Gazownictwo SA ................ Poland 319,646 337,120
Tatneft PJSC ......................................... Russia 232,334 1,201,825

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
United Tractors Tbk . PT ................................ Indonesia 93,000 $ 132,868
4,541,839
Personal Products 0.8%
Colgate-Palmolive India Ltd. ............................. India 14,193 288,663
LG Household & Health Care Ltd. ......................... South Korea 325 430,198
Marico Ltd. .......................................... India 78,254 374,584
1,093,445
Pharmaceuticals 2.2%
Aurobindo Pharma Ltd. ................................. India 45,590 472,291
China Medical System Holdings Ltd. ....................... China 295,000 310,214
CSPC Pharmaceutical Group Ltd. ......................... China 681,600 723,804
Dr Reddy's Laboratories Ltd. ............................. India 4,203 275,216
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 69,540 925,955
Richter Gedeon Nyrt . .................................. Hungary 19,039 388,727
3,096,207
Real Estate Management & Development 2.7%
Agile Group Holdings Ltd. ............................... China 254,000 348,527
Barwa Real Estate Co. ................................. Qatar 313,617 287,243
China Overseas Land & Investment Ltd. .................... China 304,500 764,835
b
Emaar Properties PJSC ................................ United Arab
Emirates 1,215,356 870,934
KWG Group Holdings Ltd. ............................... China 272,500 361,357
a,b
KWG Living Group Holdings Ltd., Reg S .................... China 72,750 57,055
Land & Houses PCL ................................... Thailand 1,972,800 404,539
Logan Group Co. Ltd. .................................. China 299,000 469,123
Ruentex Development Co. Ltd. ........................... Taiwan 174,500 241,259
3,804,872
Semiconductors & Semiconductor Equipment 10.6%
Novatek Microelectronics Corp. ........................... Taiwan 119,000 1,111,857
Powertech Technology, Inc. .............................. Taiwan 155,000 458,532
Realtek Semiconductor Corp. ............................ Taiwan 49,000 610,297
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 714,000 10,800,511
United Microelectronics Corp. ............................ Taiwan 1,149,000 1,234,651
Vanguard International Semiconductor Corp. ................. Taiwan 176,000 574,890
14,790,738
Software 0.1%
Hundsun Technologies, Inc., A ............................ China 13,756 191,866
Specialty Retail 1.7%
China Tourism Group Duty Free Corp. Ltd., A ................ China 19,100 570,027
Jarir Marketing Co. .................................... Saudi Arabia 17,491 807,787
JUMBO SA .......................................... Greece 14,085 197,412
Mr Price Group Ltd. .................................... South Africa 54,616 413,142
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 259,000 355,136
2,343,504
Technology Hardware, Storage & Peripherals 2.0%
Chicony Electronics Co. Ltd. ............................. Taiwan 129,000 388,839
Samsung Electronics Co. Ltd. ............................ South Korea 47,150 2,366,104
2,754,943
Textiles, Apparel & Luxury Goods 0.2%
Page Industries Ltd. ................................... India 1,244 334,793

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Thrifts & Mortgage Finance 0.2%
LIC Housing Finance Ltd. ............................... India 66,585 $ 252,496
Tobacco 0.1%
Eastern Co. SAE ...................................... Egypt 220,267 166,853
Transportation Infrastructure 0.1%
Westports Holdings Bhd. ................................ Malaysia 183,800 172,469
Water Utilities 0.4%
Aguas Andinas SA, A .................................. Chile 587,288 152,552
b
Cia de Saneamento Basico do Estado de Sao Paulo ........... Brazil 49,400 365,945
518,497
Wireless Telecommunication Services 3.0%
China Mobile Ltd. ..................................... China 472,500 2,890,047
China United Network Communications Ltd., A ............... China 341,412 243,898
Globe Telecom, Inc. ................................... Philippines 7,445 310,743
MTN Group Ltd. ...................................... South Africa 146,493 523,021
b
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 92,431 160,078
4,127,787
Total Common Stocks (Cost $122,297,956) .....................................
135,179,518
Preferred Stocks 2.4%
Banks 1.0%
c
Itausa SA, 5.6% ...................................... Brazil 932,700 1,477,767
Electric Utilities 0.2%
b
Cia Paranaense de Energia ............................. Brazil 21,600 232,520
b
Personal Products 0.2%
c
LG Household & Health Care Ltd., 1.59% ................... South Korea 442 269,528
Technology Hardware, Storage & Peripherals 1.0%
c
Samsung Electronics Co. Ltd., 2.81% ...................... South Korea 30,617 1,359,742
Total Preferred Stocks (Cost $4,609,280) .......................................
3,339,557
Warrants
Warrants 0.0%
†
Consumer Finance 0.0%
†
b
Srisawad Corp. PCL, 8/29/25 ............................ Thailand 13,424 3,531
Total Warrants (Cost $—) .....................................................
3,531
Total Long Term Investments (Cost $126,907,236) ...............................
138,522,606
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 27 .
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,694,714 $ 1,694,714
Total Money Market Funds (Cost $1,694,714) ...................................
1,694,714
Total Short Term Investments (Cost $1,694,714 ) .................................
1,694,714
a
Total Investments (Cost $128,601,950) 100.0% ..................................
$140,217,320
Other Assets, less Liabilities 0.0%
†
............................................
(38,000)
Net Assets 100.0% ...........................................................
$140,179,320
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $3,294,273, representing 2.4% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2020
Franklin International Core Equity (IU) Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Airlines 0.1%
a
Deutsche Lufthansa AG ................................ Germany 31,362 $ 268,293
a
Auto Components 0.6%
Cie Generale des Etablissements Michelin SCA .............. France 13,550 1,463,351
a
Faurecia SE ......................................... France 7,127 270,287
1,733,638
Automobiles 0.2%
Fiat Chrysler Automobiles NV ............................ United Kingdom 27,188 333,517
Peugeot SA ......................................... France 17,184 308,684
642,201
Banks 4.5%
Banco de Sabadell SA ................................. Spain 1,197,249 366,354
a
Bank of Ireland Group plc ............................... Ireland 154,297 382,833
a
FinecoBank Banca Fineco SpA ........................... Italy 66,087 907,327
a
ING Groep NV ....................................... Netherlands 568,310 3,892,598
KBC Group NV ....................................... Belgium 19,517 964,231
Shinsei Bank Ltd. ..................................... Japan 24,400 293,542
a
Standard Chartered plc ................................. United Kingdom 249,664 1,140,785
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 154,900 4,287,517
12,235,187
Beverages 0.3%
Anheuser-Busch InBev SA/NV ........................... Belgium 16,499 853,394
Biotechnology 1.4%
CSL Ltd. ............................................ Australia 14,503 2,936,239
a
Galapagos NV ....................................... Belgium 8,564 1,000,979
3,937,218
Building Products 1.7%
Geberit AG .......................................... Switzerland 7,662 4,360,265
a
Kingspan Group plc ................................... Ireland 3,856 336,129
4,696,394
Capital Markets 8.1%
3i Group plc ......................................... United Kingdom 23,724 296,271
a,b
Amundi SA, 144A, Reg S ............................... France 12,655 830,032
Daiwa Securities Group, Inc. ............................. Japan 62,700 254,025
Deutsche Boerse AG ................................... Germany 15,589 2,296,996
Hargreaves Lansdown plc ............................... United Kingdom 66,026 1,159,026
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 84,800 4,063,481
Japan Exchange Group, Inc. ............................. Japan 44,600 1,088,727
Magellan Financial Group Ltd. ............................ Australia 26,504 1,027,256
a
Natixis SA ........................................... France 114,073 265,687
Nomura Holdings, Inc. .................................. Japan 502,000 2,247,962
Partners Group Holding AG .............................. Switzerland 3,813 3,432,306
Singapore Exchange Ltd. ............................... Singapore 162,600 1,031,229
UBS Group AG ....................................... Switzerland 376,969 4,387,946
22,380,944
Chemicals 2.1%
b
Covestro AG, 144A, Reg S .............................. Germany 8,615 411,142
EMS- Chemie Holding AG ............................... Switzerland 1,671 1,469,535
Nitto Denko Corp. ..................................... Japan 33,600 2,360,369
Shin-Etsu Chemical Co. Ltd. ............................. Japan 5,300 707,837
Tosoh Corp. ......................................... Japan 56,000 907,653
5,856,536

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering 0.4%
Obayashi Corp. ....................................... Japan 139,000 $ 1,163,088
Construction Materials 0.1%
Taiheiyo Cement Corp. ................................. Japan 12,700 298,067
Diversified Financial Services 2.0%
M&G plc ............................................ United Kingdom 519,583 988,219
Mitsubishi UFJ Lease & Finance Co. Ltd. ................... Japan 84,900 359,687
ORIX Corp. .......................................... Japan 283,600 3,316,452
Sofina SA ........................................... Belgium 3,076 799,414
5,463,772
Diversified Telecommunication Services 4.1%
Deutsche Telekom AG .................................. Germany 299,534 4,552,346
Nippon Telegraph & Telephone Corp. ...................... Japan 152,200 3,201,350
Proximus SADP ...................................... Belgium 30,564 594,145
Swisscom AG ........................................ Switzerland 5,320 2,705,315
Telefonica SA ........................................ Spain 66,043 214,831
11,267,987
Electric Utilities 1.0%
Endesa SA .......................................... Spain 64,401 1,727,755
Red Electrica Corp. SA ................................. Spain 59,088 1,040,760
2,768,515
Electrical Equipment 3.3%
Mitsubishi Electric Corp. ................................ Japan 263,300 3,390,687
Schneider Electric SE .................................. France 46,280 5,623,080
9,013,767
Electronic Equipment, Instruments & Components 0.1%
Hitachi Ltd. .......................................... Japan 9,200 310,050
Energy Equipment & Services 0.1%
Tenaris SA .......................................... United States 47,523 226,771
Entertainment 0.1%
a
Ubisoft Entertainment SA ............................... France 3,310 292,371
a
Equity Real Estate Investment Trusts (REITs) 1.5%
Gecina SA .......................................... France 2,140 265,655
Goodman Group ...................................... Australia 266,567 3,450,217
Link REIT ........................................... Hong Kong 35,400 270,166
Segro plc ........................................... United Kingdom 21,847 255,246
4,241,284
Food & Staples Retailing 3.1%
Coles Group Ltd. ...................................... Australia 21,311 266,223
Jeronimo Martins SGPS SA ............................. Portugal 16,390 260,323
Koninklijke Ahold Delhaize NV ............................ Netherlands 213,926 5,864,695
Lawson, Inc. ......................................... Japan 10,500 482,383
Seven & i Holdings Co. Ltd. .............................. Japan 15,500 471,072
Sundrug Co. Ltd. ...................................... Japan 8,000 297,026
Welcia Holdings Co. Ltd. ................................ Japan 19,800 775,321
8,417,043
Food Products 1.7%
a
a2 Milk Co. Ltd. (The) .................................. New Zealand 22,345 216,370
Calbee , Inc. ......................................... Japan 16,100 493,847
Nestle SA ........................................... Switzerland 15,756 1,771,912
Orkla ASA ........................................... Norway 28,094 265,190

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 1,940,500 $ 1,528,380
Yamazaki Baking Co. Ltd. ............................... Japan 16,500 271,000
4,546,699
Gas Utilities 0.9%
Toho Gas Co. Ltd. ..................................... Japan 15,400 794,900
Tokyo Gas Co. Ltd. .................................... Japan 77,600 1,758,212
2,553,112
Health Care Equipment & Supplies 2.4%
Coloplast A/S, B ...................................... Denmark 14,034 2,052,279
DiaSorin SpA ........................................ Italy 5,168 1,134,475
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 44,359 1,026,218
Hoya Corp. .......................................... Japan 21,200 2,392,339
6,605,311
Health Care Providers & Services 0.2%
Medipal Holdings Corp. ................................. Japan 15,000 267,363
Suzuken Co. Ltd. ..................................... Japan 7,700 277,948
545,311
Household Durables 2.7%
a
Barratt Developments plc ............................... United Kingdom 209,797 1,311,203
Berkeley Group Holdings plc ............................. United Kingdom 26,144 1,374,448
Persimmon plc ....................................... United Kingdom 65,401 1,979,886
Sekisui Chemical Co. Ltd. ............................... Japan 20,200 314,854
Sekisui House Ltd. .................................... Japan 131,600 2,186,103
a
Taylor Wimpey plc ..................................... United Kingdom 178,327 244,297
7,410,791
Household Products 0.1%
Essity AB, B ......................................... Sweden 8,362 241,993
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. .............................. United Kingdom 91,000 549,635
Insurance 2.7%
Admiral Group plc ..................................... United Kingdom 38,598 1,374,851
AIA Group Ltd. ....................................... Hong Kong 30,200 287,417
Allianz SE ........................................... Germany 1,330 234,276
Aviva plc ............................................ United Kingdom 803,660 2,680,359
Direct Line Insurance Group plc .......................... United Kingdom 71,205 243,308
Japan Post Insurance Co. Ltd. ........................... Japan 48,000 760,781
Medibank Pvt Ltd. ..................................... Australia 145,642 273,395
MS&AD Insurance Group Holdings, Inc. .................... Japan 11,000 300,989
NN Group NV ........................................ Netherlands 36,386 1,266,212
7,421,588
Interactive Media & Services 0.3%
Kakaku.com, Inc. ..................................... Japan 27,400 724,042
Internet & Direct Marketing Retail 1.1%
a,b
Zalando SE, 144A, Reg S ............................... Germany 28,157 2,621,990
ZOZO, Inc. .......................................... Japan 18,300 464,189
3,086,179
IT Services 2.9%
Fujitsu Ltd. .......................................... Japan 40,000 4,732,134
NEC Corp. .......................................... Japan 10,000 503,654
Nomura Research Institute Ltd. ........................... Japan 59,600 1,756,691

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Otsuka Corp. ........................................ Japan 21,700 $ 997,056
7,989,535
Leisure Products 0.1%
Bandai Namco Holdings, Inc. ............................ Japan 5,000 373,638
Life Sciences Tools & Services 0.8%
Sartorius Stedim Biotech ................................ France 5,622 2,131,827
Machinery 4.9%
Amada Co. Ltd. ....................................... Japan 41,000 356,816
Atlas Copco AB, A ..................................... Sweden 92,922 4,101,158
Atlas Copco AB, B ..................................... Sweden 34,069 1,305,212
Epiroc AB, A ......................................... Sweden 135,304 2,020,046
Epiroc AB, B ......................................... Sweden 80,390 1,150,686
Kone OYJ, B ......................................... Finland 28,103 2,237,272
Kurita Water Industries Ltd. .............................. Japan 10,300 306,434
SKF AB, B .......................................... Sweden 71,531 1,464,120
Sumitomo Heavy Industries Ltd. .......................... Japan 14,200 304,324
Yangzijiang Shipbuilding Holdings Ltd. ...................... China 523,000 352,096
13,598,164
Marine 0.8%
Kuehne + Nagel International AG ......................... Switzerland 11,176 2,233,306
Metals & Mining 3.8%
BHP Group plc ....................................... Australia 69,491 1,346,049
Evraz plc ........................................... Russia 103,038 479,760
Fortescue Metals Group Ltd. ............................. Australia 245,362 3,001,633
Rio Tinto Ltd. ........................................ Australia 48,235 3,137,874
Rio Tinto plc ......................................... Australia 46,149 2,609,951
10,575,267
Multiline Retail 0.8%
Next plc ............................................ United Kingdom 27,195 2,053,707
Multi-Utilities 1.0%
AGL Energy Ltd. ...................................... Australia 132,303 1,159,574
a
Centrica plc ......................................... United Kingdom 432,775 208,400
Veolia Environnement SA ............................... France 67,182 1,250,381
2,618,355
Oil, Gas & Consumable Fuels 4.1%
Ampol Ltd. .......................................... Australia 52,611 959,315
Eni SpA ............................................ Italy 31,071 217,644
Equinor ASA ......................................... Norway 31,790 405,612
Neste OYJ .......................................... Finland 20,941 1,092,101
OMV AG ............................................ Austria 21,846 504,979
Royal Dutch Shell plc, B ................................ Netherlands 403,608 4,866,683
TOTAL SE .......................................... France 105,526 3,196,955
11,243,289
Personal Products 1.4%
Unilever NV ......................................... United Kingdom 30,562 1,722,821
Unilever plc .......................................... United Kingdom 37,224 2,121,108
3,843,929
Pharmaceuticals 7.9%
Astellas Pharma, Inc. .................................. Japan 60,100 824,069
Bayer AG ........................................... Germany 14,845 697,545

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Chugai Pharmaceutical Co. Ltd. .......................... Japan 6,000 $ 231,578
Novartis AG ......................................... Switzerland 11,607 904,299
Novo Nordisk A/S, B ................................... Denmark 103,611 6,606,514
Orion OYJ, B ........................................ Finland 21,485 919,510
Roche Holding AG .................................... Switzerland 30,645 9,845,594
Sanofi .............................................. France 18,058 1,630,448
Shionogi & Co. Ltd. .................................... Japan 4,600 216,961
21,876,518
Professional Services 5.8%
Adecco Group AG ..................................... Switzerland 32,016 1,569,614
Nihon M&A Center, Inc. ................................. Japan 29,100 1,708,635
Persol Holdings Co. Ltd. ................................ Japan 26,300 398,307
a
Randstad NV ........................................ Netherlands 24,537 1,224,259
Recruit Holdings Co. Ltd. ............................... Japan 46,200 1,757,773
RELX plc ........................................... United Kingdom 181,411 3,589,330
SGS SA ............................................ Switzerland 1,253 3,129,248
Wolters Kluwer NV .................................... Netherlands 30,209 2,445,817
15,822,983
Real Estate Management & Development 2.0%
Aroundtown SA ....................................... Germany 45,871 220,018
Daito Trust Construction Co. Ltd. .......................... Japan 14,400 1,309,774
Kerry Properties Ltd. ................................... Hong Kong 132,000 323,864
Sun Hung Kai Properties Ltd. ............................ Hong Kong 261,000 3,359,523
Swire Pacific Ltd., A ................................... Hong Kong 65,500 298,691
5,511,870
Road & Rail 0.1%
ComfortDelGro Corp. Ltd. ............................... Singapore 356,200 352,291
Semiconductors & Semiconductor Equipment 2.1%
Advantest Corp. ...................................... Japan 15,200 880,345
Tokyo Electron Ltd. .................................... Japan 18,100 4,857,773
5,738,118
Software 3.2%
a
Check Point Software Technologies Ltd. .................... Israel 15,600 1,771,536
a
Nice Ltd. ............................................ Israel 2,657 604,412
Oracle Corp. Japan .................................... Japan 8,000 799,444
Sage Group plc (The) .................................. United Kingdom 173,501 1,427,388
SAP SE ............................................ Germany 23,654 2,523,410
Trend Micro, Inc. ...................................... Japan 27,500 1,540,269
8,666,459
Specialty Retail 1.5%
ABC-Mart, Inc. ....................................... Japan 5,200 263,742
Hennes & Mauritz AB, B ................................ Sweden 17,757 288,663
Industria de Diseno Textil SA ............................. Spain 10,405 256,882
Nitori Holdings Co. Ltd. ................................. Japan 16,500 3,391,361
4,200,648
Textiles, Apparel & Luxury Goods 3.3%
a
adidas AG ........................................... Germany 3,660 1,087,358
Burberry Group plc .................................... United Kingdom 39,755 698,129
Hermes International ................................... France 4,829 4,496,091
a
Moncler SpA ......................................... Italy 40,099 1,604,361

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Pandora A/S ......................................... Denmark 16,544 $ 1,312,365
9,198,304
Tobacco 0.3%
Imperial Brands plc .................................... United Kingdom 53,792 851,305
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. .................................... Japan 20,700 370,306
Wireless Telecommunication Services 3.6%
KDDI Corp. .......................................... Japan 148,600 4,019,988
NTT DOCOMO, Inc. ................................... Japan 105,700 3,935,384
SoftBank Corp. ....................................... Japan 167,800 1,952,582
9,907,954
Total Common Stocks (Cost $263,936,826) .....................................
268,908,954
Preferred Stocks 0.3%
Chemicals 0.3%
c
Fuchs Petrolub SE, 2.19% .............................. Germany 14,253 733,590
Total Preferred Stocks (Cost $632,231) .........................................
733,590
Total Long Term Investments (Cost $264,569,057) ...............................
269,642,544
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,567,811 4,567,811
Total Money Market Funds (Cost $4,567,811) ...................................
4,567,811
Total Short Term Investments (Cost $4,567,811 ) .................................
4,567,811
a
Total Investments (Cost $269,136,868) 99.6% ...................................
$274,210,355
Other Assets, less Liabilities 0.4% .............................................
1,281,289
Net Assets 100.0% ...........................................................
$275,491,644

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 27 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $5,391,544, representing 2.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2020
Franklin U.S. Core Equity (IU) Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 2.1%
Boeing Co. (The) ..................................... United States 4,328 $ 624,920
BWX Technologies, Inc. ................................ United States 16,948 932,310
Huntington Ingalls Industries, Inc. ......................... United States 9,019 1,330,122
Lockheed Martin Corp. ................................. United States 29,803 10,434,924
Northrop Grumman Corp. ............................... United States 2,105 610,071
Raytheon Technologies Corp. ............................ United States 14,129 767,487
14,699,834
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc. ............................ United States 14,954 1,322,382
Expeditors International of Washington, Inc. ................. United States 20,710 1,830,143
United Parcel Service, Inc., B ............................ United States 13,642 2,143,295
5,295,820
Auto Components 0.1%
Gentex Corp. ........................................ United States 33,266 920,470
Automobiles 0.3%
a
Tesla, Inc. ........................................... United States 5,405 2,097,356
a
Banks 1.6%
Bank of America Corp. ................................. United States 61,172 1,449,776
JPMorgan Chase & Co. ................................. United States 37,041 3,631,500
Truist Financial Corp. .................................. United States 23,969 1,009,574
Wells Fargo & Co. ..................................... United States 243,299 5,218,764
11,309,614
Beverages 0.8%
a
Monster Beverage Corp. ................................ United States 19,979 1,529,792
PepsiCo, Inc. ........................................ United States 29,572 3,941,652
5,471,444
Biotechnology 3.7%
AbbVie, Inc. ......................................... United States 59,694 5,079,959
Amgen, Inc. ......................................... United States 19,701 4,273,935
a
Biogen, Inc. ......................................... United States 25,874 6,522,059
a
Exelixis , Inc. ......................................... United States 29,782 609,935
Gilead Sciences, Inc. .................................. United States 50,165 2,917,095
a
Regeneron Pharmaceuticals, Inc. ......................... United States 4,640 2,522,119
a
United Therapeutics Corp. ............................... United States 9,880 1,326,193
a
Vertex Pharmaceuticals, Inc. ............................. United States 10,742 2,238,203
25,489,498
Building Products 0.5%
A O Smith Corp. ...................................... United States 22,748 1,175,844
Owens Corning ....................................... United States 16,069 1,052,038
a
Trex Co., Inc. ........................................ United States 17,926 1,246,574
3,474,456
Capital Markets 8.3%
Bank of New York Mellon Corp. (The) ...................... United States 94,924 3,261,589
BlackRock, Inc. ....................................... United States 6,943 4,160,315
Cboe Global Markets, Inc. ............................... United States 9,931 807,291
Eaton Vance Corp. .................................... United States 25,714 1,537,440
FactSet Research Systems, Inc. .......................... United States 8,387 2,570,616
Invesco Ltd. ......................................... United States 89,621 1,174,931
MarketAxess Holdings, Inc. .............................. United States 4,937 2,660,302
Moody's Corp. ........................................ United States 33,608 8,835,543

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Morgan Stanley ....................................... United States 52,587 $ 2,532,064
MSCI, Inc. ........................................... United States 18,991 6,643,811
S&P Global, Inc. ...................................... United States 44,616 14,398,922
SEI Investments Co. ................................... United States 25,379 1,247,378
State Street Corp. ..................................... United States 26,277 1,547,715
T Rowe Price Group, Inc. ............................... United States 45,081 5,709,960
57,087,877
Chemicals 1.4%
LyondellBasell Industries NV, A ........................... United States 62,811 4,299,413
Sherwin-Williams Co. (The) .............................. United States 7,743 5,327,029
9,626,442
Commercial Services & Supplies 0.8%
Cintas Corp. ......................................... United States 3,092 972,588
a
Copart , Inc. .......................................... United States 21,716 2,396,578
Rollins, Inc. .......................................... United States 32,646 1,888,571
5,257,737
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 64,940 2,331,346
a
F5 Networks, Inc. ..................................... United States 13,906 1,848,664
4,180,010
Containers & Packaging 0.3%
Avery Dennison Corp. .................................. United States 11,159 1,544,294
Graphic Packaging Holding Co. ........................... United States 65,063 864,687
2,408,981
Distributors 0.4%
Pool Corp. .......................................... United States 8,639 3,022,181
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. ............................ United States 10,620 832,289
a
Diversified Telecommunication Services 2.5%
AT&T, Inc. ........................................... United States 190,997 5,160,739
Verizon Communications, Inc. ............................ United States 208,688 11,893,129
17,053,868
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 31,348 2,294,987
NRG Energy, Inc. ..................................... United States 54,492 1,723,037
4,018,024
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................... United States 9,171 817,503
Rockwell Automation, Inc. ............................... United States 9,950 2,359,344
3,176,847
Electronic Equipment, Instruments & Components 0.5%
a
Arrow Electronics, Inc. ................................. United States 16,835 1,311,278
Jabil, Inc. ........................................... United States 19,736 654,051
SYNNEX Corp. ....................................... United States 9,310 1,225,569
3,190,898
Entertainment 2.1%
Activision Blizzard, Inc. ................................. United States 27,026 2,046,679

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Electronic Arts, Inc. .................................... United States 29,902 $ 3,583,156
a
Netflix, Inc. .......................................... United States 5,943 2,827,323
a
Spotify Technology SA .................................. United States 6,809 1,633,411
Walt Disney Co. (The) .................................. United States 34,800 4,219,500
14,310,069
Equity Real Estate Investment Trusts (REITs) 3.1%
Brixmor Property Group, Inc. ............................. United States 59,603 653,249
Equity Commonwealth ................................. United States 26,549 701,425
Gaming and Leisure Properties, Inc. ....................... United States 45,204 1,643,165
Highwoods Properties, Inc. .............................. United States 23,812 708,883
Host Hotels & Resorts, Inc. .............................. United States 63,541 665,910
Lamar Advertising Co., A ................................ United States 19,747 1,223,524
Omega Healthcare Investors, Inc. ......................... United States 25,811 743,615
Public Storage ....................................... United States 25,880 5,928,332
Simon Property Group, Inc. .............................. United States 72,030 4,524,204
Ventas, Inc. .......................................... United States 73,403 2,897,216
Vornado Realty Trust ................................... United States 41,462 1,274,127
20,963,650
Food & Staples Retailing 1.7%
Kroger Co. (The) ...................................... United States 176,024 5,669,733
a
Sprouts Farmers Market, Inc. ............................ United States 27,312 520,294
Walmart, Inc. ........................................ United States 39,763 5,517,116
11,707,143
Health Care Equipment & Supplies 3.3%
Danaher Corp. ....................................... United States 26,897 6,173,937
a
Edwards Lifesciences Corp. ............................. United States 53,577 3,840,935
a
IDEXX Laboratories, Inc. ................................ United States 13,791 5,858,693
a
Masimo Corp. ........................................ United States 3,122 698,766
Medtronic plc ........................................ United States 10,599 1,065,941
ResMed , Inc. ........................................ United States 3,406 653,748
West Pharmaceutical Services, Inc. ........................ United States 16,056 4,368,356
22,660,376
Health Care Providers & Services 1.1%
Chemed Corp. ....................................... United States 1,481 708,392
Cigna Corp. ......................................... United States 7,613 1,271,143
CVS Health Corp. ..................................... United States 10,862 609,250
Humana, Inc. ........................................ United States 2,358 941,502
UnitedHealth Group, Inc. ................................ United States 9,459 2,886,319
Universal Health Services, Inc., B ......................... United States 10,388 1,138,005
7,554,611
Health Care Technology 1.3%
Cerner Corp. ......................................... United States 72,453 5,078,231
a
Veeva Systems, Inc., A ................................. United States 13,759 3,715,618
8,793,849
Hotels, Restaurants & Leisure 0.7%
Domino's Pizza, Inc. ................................... United States 8,740 3,306,517
Yum China Holdings, Inc. ............................... China 15,970 850,083
Yum! Brands, Inc. ..................................... United States 7,519 701,748
4,858,348

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 0.6%
Lennar Corp., A ....................................... United States 14,200 $ 997,266
a
Mohawk Industries, Inc. ................................. United States 8,565 883,822
a
NVR, Inc. ........................................... United States 291 1,150,349
PulteGroup, Inc. ...................................... United States 30,361 1,237,515
4,268,952
Household Products 2.5%
Clorox Co. (The) ...................................... United States 16,491 3,417,760
Colgate-Palmolive Co. ................................. United States 18,010 1,420,809
Kimberly-Clark Corp. ................................... United States 36,984 4,903,709
Procter & Gamble Co. (The) ............................. United States 55,555 7,616,590
17,358,868
Industrial Conglomerates 0.6%
3M Co. ............................................. United States 25,987 4,156,881
Insurance 1.1%
Aflac, Inc. ........................................... United States 24,088 817,788
Fidelity National Financial, Inc. ........................... United States 21,140 661,471
Lincoln National Corp. .................................. United States 42,967 1,508,142
MetLife, Inc. ......................................... United States 53,892 2,039,812
Principal Financial Group, Inc. ............................ United States 16,134 632,775
Prudential Financial, Inc. ................................ United States 14,729 942,951
Unum Group ......................................... United States 48,325 853,419
7,456,358
Interactive Media & Services 7.9%
a
Alphabet, Inc., A ...................................... United States 7,661 12,381,019
a
Alphabet, Inc., C ...................................... United States 12,436 20,158,880
a
Facebook, Inc., A ..................................... United States 77,333 20,347,086
a
Match Group, Inc. ..................................... United States 12,417 1,450,057
54,337,042
Internet & Direct Marketing Retail 4.0%
a
Amazon.com, Inc. ..................................... United States 8,647 26,253,589
eBay, Inc. ........................................... United States 30,143 1,435,711
27,689,300
IT Services 2.2%
Accenture plc, A ...................................... United States 38,328 8,313,727
a
Akamai Technologies, Inc. ............................... United States 18,187 1,729,948
Amdocs Ltd. ......................................... United States 28,822 1,624,984
Mastercard , Inc., A .................................... United States 6,383 1,842,389
Western Union Co. (The) ................................ United States 72,194 1,403,451
14,914,499
Leisure Products 0.2%
Polaris, Inc. .......................................... United States 13,401 1,217,615
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. ............................... United States 8,052 822,029
a
Mettler -Toledo International, Inc. .......................... United States 2,045 2,040,726
Thermo Fisher Scientific, Inc. ............................ United States 6,196 2,931,451
5,794,206
Machinery 1.9%
Cummins, Inc. ........................................ United States 32,086 7,055,391
Graco , Inc. .......................................... United States 35,608 2,204,135

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Lincoln Electric Holdings, Inc. ............................ United States 13,020 $ 1,325,697
Oshkosh Corp. ....................................... United States 14,301 963,315
Otis Worldwide Corp. .................................. United States 21,858 1,339,458
12,887,996
Media 0.3%
Cable One, Inc. ....................................... United States 602 1,042,580
Comcast Corp., A ..................................... United States 26,843 1,133,848
2,176,428
Metals & Mining 0.6%
Nucor Corp. ......................................... United States 23,134 1,104,880
Reliance Steel & Aluminum Co. ........................... United States 14,787 1,611,635
Steel Dynamics, Inc. ................................... United States 46,597 1,466,874
4,183,389
Multiline Retail 0.6%
Dollar General Corp. ................................... United States 6,265 1,307,568
Target Corp. ......................................... United States 19,464 2,962,810
4,270,378
Multi-Utilities 0.8%
DTE Energy Co. ...................................... United States 43,118 5,321,624
Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp. ................................. United States 58,685 1,044,006
Chevron Corp. ....................................... United States 22,555 1,567,573
Devon Energy Corp. ................................... United States 65,207 582,299
EOG Resources, Inc. .................................. United States 132,738 4,544,949
Exxon Mobil Corp. ..................................... United States 330,354 10,776,147
Valero Energy Corp. ................................... United States 38,171 1,473,782
19,988,756
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. ................................ United States 63,034 3,684,337
Eli Lilly and Co. ....................................... United States 30,441 3,971,333
a
Jazz Pharmaceuticals plc ............................... United States 9,032 1,301,511
Johnson & Johnson ................................... United States 54,179 7,428,483
Merck & Co., Inc. ..................................... United States 86,167 6,480,620
Pfizer, Inc. ........................................... United States 27,673 981,838
23,848,122
Professional Services 0.3%
ManpowerGroup , Inc. .................................. United States 13,636 925,476
Robert Half International, Inc. ............................ United States 25,670 1,301,212
2,226,688
Real Estate Management & Development 0.3%
a
CBRE Group, Inc., A ................................... United States 20,034 1,009,714
Jones Lang LaSalle, Inc. ................................ United States 6,912 780,088
1,789,802
Road & Rail 1.3%
JB Hunt Transport Services, Inc. .......................... United States 19,001 2,313,182
Knight-Swift Transportation Holdings, Inc. ................... United States 28,237 1,072,723
Landstar System, Inc. .................................. United States 8,819 1,099,729

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail (continued)
Old Dominion Freight Line, Inc. ........................... United States 21,910 $ 4,171,007
8,656,641
Semiconductors & Semiconductor Equipment 5.4%
Intel Corp. ........................................... United States 216,092 9,568,554
a
Micron Technology, Inc. ................................. United States 43,911 2,210,480
NVIDIA Corp. ........................................ United States 10,831 5,430,230
QUALCOMM, Inc. ..................................... United States 31,453 3,880,042
Skyworks Solutions, Inc. ................................ United States 18,580 2,625,168
Teradyne, Inc. ........................................ United States 17,578 1,544,227
Texas Instruments, Inc. ................................. United States 80,013 11,569,080
36,827,781
Software 11.7%
a
Adobe, Inc. .......................................... United States 19,513 8,724,262
a
Cadence Design Systems, Inc. ........................... United States 58,793 6,430,190
Citrix Systems, Inc. .................................... United States 14,835 1,680,360
a
Fair Isaac Corp. ...................................... United States 1,819 712,048
a
Fortinet, Inc. ......................................... United States 27,952 3,085,062
Intuit, Inc. ........................................... United States 25,121 7,905,076
a
Manhattan Associates, Inc. .............................. United States 14,705 1,257,278
Microsoft Corp. ....................................... United States 211,368 42,795,679
Oracle Corp. ......................................... United States 25,305 1,419,864
a
Synopsys, Inc. ....................................... United States 26,272 5,618,530
a
Tyler Technologies, Inc. ................................. United States 1,981 761,457
80,389,806
Specialty Retail 3.1%
a
AutoNation, Inc. ...................................... United States 13,966 792,291
Best Buy Co., Inc. ..................................... United States 50,643 5,649,227
Home Depot, Inc. (The) ................................. United States 19,251 5,134,434
Lowe's Cos., Inc. ...................................... United States 18,232 2,882,479
a
O'Reilly Automotive, Inc. ................................ United States 3,668 1,601,449
Tractor Supply Co. .................................... United States 26,524 3,533,262
Williams-Sonoma, Inc. ................................. United States 16,996 1,550,205
21,143,347
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. .......................................... United States 284,812 31,004,634
Textiles, Apparel & Luxury Goods 0.1%
a
Lululemon Athletica, Inc. ................................ United States 2,512 802,056
a
Tobacco 0.2%
Philip Morris International, Inc. ........................... United States 18,948 1,345,687
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 80,030 3,459,697
MSC Industrial Direct Co., Inc., A .......................... United States 10,419 725,788
Watsco , Inc. ......................................... United States 3,429 768,576
WW Grainger, Inc. ..................................... United States 4,412 1,544,288
6,498,349
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 25,475 3,834,242
Total Common Stocks (Cost $600,258,155) .....................................
673,851,139

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 27 .
Short Term Investments 1.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 11,965,301 $ 11,965,301
Total Money Market Funds (Cost $11,965,301) ..................................
11,965,301
Total Short Term Investments (Cost $11,965,301 ) ................................
11,965,301
a
Total Investments (Cost $612,223,456) 99.8% ...................................
$685,816,440
Other Assets, less Liabilities 0.2% .............................................
753,607
Net Assets 100.0% ...........................................................
$686,570,047
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $769,974 $6,360,938 $(5,436,198) $ — $ — $ 1,694,714 1,694,714 $ —
Total Affiliated Securities .... $769,974 $6,360,938 $(5,436,198) $— $— $1,694,714 $—
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,295,841 $6,621,337 $(5,349,367) — — 4,567,811 4,567,811 —
Total Affiliated Securities .... $3,295,841 $6,621,337 $(5,349,367) $— $— $4,567,811 $—
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $7,725,842 $17,855,564 $(13,616,106) — — 11,965,301 11,965,301 —
Total Affiliated Securities .... $7,725,842 $17,855,564 $(13,616,106) $— $— $11,965,301 $—

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical
financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 590,511 $ — $ 590,511
Automobiles .......................... — 1,314,966 — 1,314,966
Banks ............................... — 10,712,450 — 10,712,450
Biotechnology ......................... — 942,268 — 942,268
Building Products ...................... — 288,576 — 288,576
Capital Markets ........................ 1,458,441 802,949 — 2,261,390
Chemicals ........................... — 993,418 — 993,418
Commercial Services & Supplies ........... — 2,265,507 — 2,265,507
Communications Equipment .............. — 525,980 — 525,980
Construction & Engineering ............... — 258,890 — 258,890
Construction Materials .................. — 3,027,234 — 3,027,234
Consumer Finance ..................... — 884,703 — 884,703
Diversified Consumer Services ............ 484,866 129,729 — 614,595
Diversified Financial Services ............. — 216,444 — 216,444
Diversified Telecommunication Services ..... — 2,143,541 — 2,143,541
Electric Utilities ........................ — 715,325 — 715,325
Electrical Equipment .................... 1,063,989 — — 1,063,989
Electronic Equipment, Instruments &
Components ........................ — 3,261,915 — 3,261,915
Entertainment ......................... 1,900,701 1,938,630 — 3,839,331
Food & Staples Retailing ................. 967,661 1,245,115 — 2,212,776
Food Products ........................ 785,585 4,038,953 — 4,824,538
Gas Utilities .......................... — 2,048,697 — 2,048,697
Health Care Equipment & Supplies ......... — 3,461,168 — 3,461,168
Hotels, Restaurants & Leisure ............. 665,375 — — 665,375
Household Durables .................... — 2,715,545 — 2,715,545
Household Products .................... 398,499 3,513,468 — 3,911,967
Independent Power and Renewable Electricity
Producers .......................... — 432,978 — 432,978
Industrial Conglomerates ................ — 233,187 — 233,187
Insurance ............................ 1,222,525 2,822,092 — 4,044,617
Interactive Media & Services .............. 451,500 8,549,738 — 9,001,238
Internet & Direct Marketing Retail .......... 13,180,749 1,163,103 — 14,343,852
IT Services ........................... — 5,758,186 — 5,758,186
Leisure Products ....................... — 256,801 — 256,801

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Life Sciences Tools & Services ............ $ — $ 716,191 $ — $ 716,191
Machinery ............................ — 1,580,546 — 1,580,546
Media ............................... 207,143 — — 207,143
Metals & Mining ....................... 145,644 4,507,727 — 4,653,371
Oil, Gas & Consumable Fuels ............. 129,902 4,411,937 — 4,541,839
Personal Products ..................... — 1,093,445 — 1,093,445
Pharmaceuticals ....................... — 3,096,207 — 3,096,207
Real Estate Management & Development .... 57,055 3,747,817 — 3,804,872
Semiconductors & Semiconductor Equipment . — 14,790,738 — 14,790,738
Software ............................. — 191,866 — 191,866
Specialty Retail ........................ 807,787 1,535,717 — 2,343,504
Technology Hardware, Storage & Peripherals . — 2,754,943 — 2,754,943
Textiles, Apparel & Luxury Goods .......... — 334,793 — 334,793
Thrifts & Mortgage Finance ............... — 252,496 — 252,496
Tobacco ............................. — 166,853 — 166,853
Transportation Infrastructure .............. — 172,469 — 172,469
Water Utilities ......................... 518,497 — — 518,497
Wireless Telecommunication Services ....... — 4,127,787 — 4,127,787
Preferred Stocks :
Banks ............................... 1,477,767 — — 1,477,767
Electric Utilities ........................ 232,520 — — 232,520
Personal Products ..................... — 269,528 — 269,528
Technology Hardware, Storage & Peripherals . — 1,359,742 — 1,359,742
Warrants .............................. 3,531 — — 3,531
Short Term Investments ................... 1,694,714 — — 1,694,714
Total Investments in Securities ........... $27,854,451 $112,362,869 $— $140,217,320
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. — 268,293 — 268,293
Auto Components ...................... — 1,733,638 — 1,733,638
Automobiles .......................... — 642,201 — 642,201
Banks ............................... — 12,235,187 — 12,235,187
Beverages ........................... — 853,394 — 853,394
Biotechnology ......................... — 3,937,218 — 3,937,218
Building Products ...................... — 4,696,394 — 4,696,394
Capital Markets ........................ — 22,380,944 — 22,380,944
Chemicals ........................... — 5,856,536 — 5,856,536
Construction & Engineering ............... — 1,163,088 — 1,163,088
Construction Materials .................. — 298,067 — 298,067
Diversified Financial Services ............. — 5,463,772 — 5,463,772
Diversified Telecommunication Services ..... — 11,267,987 — 11,267,987
Electric Utilities ........................ — 2,768,515 — 2,768,515
Electrical Equipment .................... — 9,013,767 — 9,013,767
Electronic Equipment, Instruments &
Components ........................ — 310,050 — 310,050
Energy Equipment & Services ............. — 226,771 — 226,771
Entertainment ......................... — 292,371 — 292,371
Equity Real Estate Investment Trusts (REITs) . — 4,241,284 — 4,241,284
Food & Staples Retailing ................. 775,321 7,641,722 — 8,417,043
Food Products ........................ — 4,546,699 — 4,546,699
Gas Utilities .......................... — 2,553,112 — 2,553,112
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ — $ 6,605,311 $ — $ 6,605,311
Health Care Providers & Services .......... — 545,311 — 545,311
Household Durables .................... — 7,410,791 — 7,410,791
Household Products .................... — 241,993 — 241,993
Industrial Conglomerates ................ — 549,635 — 549,635
Insurance ............................ — 7,421,588 — 7,421,588
Interactive Media & Services .............. — 724,042 — 724,042
Internet & Direct Marketing Retail .......... — 3,086,179 — 3,086,179
IT Services ........................... — 7,989,535 — 7,989,535
Leisure Products ....................... — 373,638 — 373,638
Life Sciences Tools & Services ............ 2,131,827 — — 2,131,827
Machinery ............................ — 13,598,164 — 13,598,164
Marine .............................. — 2,233,306 — 2,233,306
Metals & Mining ....................... — 10,575,267 — 10,575,267
Multiline Retail ........................ — 2,053,707 — 2,053,707
Multi-Utilities .......................... — 2,618,355 — 2,618,355
Oil, Gas & Consumable Fuels ............. — 11,243,289 — 11,243,289
Personal Products ..................... — 3,843,929 — 3,843,929
Pharmaceuticals ....................... — 21,876,518 — 21,876,518
Professional Services ................... — 15,822,983 — 15,822,983
Real Estate Management & Development .... — 5,511,870 — 5,511,870
Road & Rail .......................... — 352,291 — 352,291
Semiconductors & Semiconductor Equipment . — 5,738,118 — 5,738,118
Software ............................. 1,771,536 6,894,923 — 8,666,459
Specialty Retail ........................ — 4,200,648 — 4,200,648
Textiles, Apparel & Luxury Goods .......... — 9,198,304 — 9,198,304
Tobacco ............................. — 851,305 — 851,305
Transportation Infrastructure .............. — 370,306 — 370,306
Wireless Telecommunication Services ....... — 9,907,954 — 9,907,954
Preferred Stocks ........................ — 733,590 — 733,590
Short Term Investments ................... 4,567,811 — — 4,567,811
Total Investments in Securities ........... $9,246,495 $264,963,860 $— $274,210,355
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 673,851,139 — — 673,851,139
Short Term Investments ................... 11,965,301 — — 11,965,301
Total Investments in Securities ........... $685,816,440 $— $— $685,816,440
a
For detailed categories, see the accompanying Statement of Investments.
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.